Schedule of Investments (unaudited)
February 28, 2025
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 25.4%
4D Molecular Therapeutics, Inc.(a)	154,258	$ 698,788
AbbVie, Inc.	1,833,451	383,246,263
AC Immune SA(a)	453,335	1,151,471
Allogene Therapeutics, Inc.(a)(b)	1,413,527	2,756,378
Alnylam Pharmaceuticals, Inc.(a)	369,886	91,269,370
Amgen, Inc.	687,406	211,762,293
Arcellx, Inc.(a)	87,936	5,700,012
Argenx SE, ADR(a)	211,620	132,192,665
Ascendis Pharma A/S, ADR(a)	124,134	19,436,902
Autolus Therapeutics PLC, ADR(a)	850,117	1,470,702
Avidity Biosciences, Inc.(a)	234,385	7,181,556
Beam Therapeutics, Inc.(a)	272,650	7,181,601
Biogen, Inc.(a)	430,448	60,477,944
Biohaven Ltd.(a)	230,982	8,587,911
BioMarin Pharmaceutical, Inc.(a)	281,157	20,007,132
BioNTech SE, ADR(a)	100,051	11,297,759
Blueprint Medicines Corp.(a)	350,559	33,853,483
Bridgebio Pharma, Inc.(a)	231,965	8,095,578
CG oncology, Inc.(a)	68,649	1,775,263
Denali Therapeutics, Inc.(a)	463,926	7,682,615
Disc Medicine, Inc.(a)	96,722	5,433,842
Dyne Therapeutics, Inc.(a)	322,438	4,388,381
Exact Sciences Corp.(a)(b)	413,015	19,581,041
Gilead Sciences, Inc.	1,904,822	217,740,203
Immatics NV(a)	285,330	1,249,745
Incyte Corp.(a)	203,201	14,935,273
Insmed, Inc.(a)(b)	501,118	40,866,173
Ionis Pharmaceuticals, Inc.(a)	184,943	6,138,258
Legend Biotech Corp., ADR(a)	140,057	4,903,396
Merus NV(a)	300,646	14,157,420
Metsera, Inc.(a)(b)	152,727	3,784,575
MoonLake Immunotherapeutics(a)(b)	77,153	3,221,909
Natera, Inc.(a)	361,821	56,295,729
Neurocrine Biosciences, Inc.(a)	302,925	35,963,256
Neurogene, Inc.(a)(b)	271,324	4,799,722
Nurix Therapeutics, Inc.(a)(b)	591,818	9,143,588
Nuvalent, Inc., Class A(a)	367,660	27,567,147
Protagonist Therapeutics, Inc.(a)	262,826	9,879,629
PTC Therapeutics, Inc.(a)	274,700	15,179,922
Regeneron Pharmaceuticals, Inc.	96,829	67,658,295
REGENXBIO, Inc.(a)	247,495	1,626,042
Rhythm Pharmaceuticals, Inc.(a)(b)	690,347	37,906,954
Rocket Pharmaceuticals, Inc.(a)	254,259	2,402,748
Roivant Sciences Ltd.(a)	757,759	8,138,332
Sagimet Biosciences, Inc., Series A(a)(b)	289,367	1,074,998
Sarepta Therapeutics, Inc.(a)	225,790	24,103,082
Scholar Rock Holding Corp.(a)(b)	237,470	9,218,585
Stoke Therapeutics, Inc.(a)(b)	925,936	7,268,598
TScan Therapeutics, Inc.(a)	650,525	1,366,103
Vaxcyte, Inc.(a)	208,393	15,216,857
Vertex Pharmaceuticals, Inc.(a)	371,750	178,361,932
Viking Therapeutics, Inc.(a)(b)	118,964	3,434,491
Vir Biotechnology, Inc.(a)	272,240	2,284,094
Voyager Therapeutics, Inc.(a)	425,922	1,737,762
Xenon Pharmaceuticals, Inc.(a)	469,938	17,397,105
Zealand Pharma A/S(a)	112,150	10,405,445
		1,900,656,318
Financial Services — 0.1%
Helix Acquisition Corp. II, Class A(a)	850,715	9,400,401
Security	Shares	Value
Health Care Equipment & Supplies — 31.4%
Abbott Laboratories	2,582,583	$ 356,422,280
Alcon AG	443,060	40,983,050
Align Technology, Inc.(a)	107,478	20,101,610
Becton Dickinson & Co.	580,050	130,818,677
Boston Scientific Corp.(a)	4,948,776	513,633,461
Cooper Cos., Inc. (The)(a)	319,367	28,864,389
Dexcom, Inc.(a)	803,675	71,020,760
Edwards Lifesciences Corp.(a)	1,542,389	110,465,900
GE HealthCare Technologies, Inc.	983,236	85,885,665
Glaukos Corp.(a)(b)	190,433	22,855,769
Hologic, Inc.(a)	156,655	9,930,360
IDEXX Laboratories, Inc.(a)	86,759	37,923,227
Inspire Medical Systems, Inc.(a)(b)	58,973	10,944,799
Intuitive Surgical, Inc.(a)(b)	696,255	399,058,553
Medtronic PLC	1,687,652	155,297,737
Novocure Ltd.(a)	641,675	12,236,742
Nyxoah SA(a)(b)	392,838	3,944,094
Orchestra BioMed Holdings, Inc.(a)(b)	250,564	1,175,145
Penumbra, Inc.(a)	161,467	46,089,140
STERIS PLC	127,103	27,868,604
Stryker Corp.	672,262	259,620,862
		2,345,140,824
Health Care Providers & Services — 9.8%
Cencora, Inc.	342,166	86,752,768
Cigna Group (The)	131,832	40,716,313
Elevance Health, Inc.	195,532	77,602,740
Guardant Health, Inc.(a)	323,016	13,744,331
HCA Healthcare, Inc.	81,353	24,918,424
Humana, Inc.	244,429	66,098,490
Labcorp Holdings, Inc.	89,763	22,534,104
McKesson Corp.	126,386	80,919,900
Quest Diagnostics, Inc.	155,261	26,844,627
UnitedHealth Group, Inc.	614,263	291,750,354
		731,882,051
Life Sciences Tools & Services — 8.5%
Agilent Technologies, Inc.	201,040	25,717,037
Bio-Techne Corp.	219,569	13,558,386
Danaher Corp.	839,147	174,341,181
IQVIA Holdings, Inc.(a)	88,638	16,734,854
Mettler-Toledo International, Inc.(a)	15,479	19,700,433
Repligen Corp.(a)	181,207	28,859,027
Thermo Fisher Scientific, Inc.	421,007	222,695,862
Waters Corp.(a)	270,415	102,038,396
West Pharmaceutical Services, Inc.	134,864	31,334,302
		634,979,478
Pharmaceuticals — 22.6%
AstraZeneca PLC	324,659	49,120,454
Bristol-Myers Squibb Co.	2,279,200	135,885,904
Daiichi Sankyo Co. Ltd.	781,700	17,995,317
Edgewise Therapeutics, Inc.(a)	115,365	3,019,102
Eli Lilly & Co.	911,333	839,000,500
Johnson & Johnson	1,093,185	180,397,389
Merck & Co., Inc.	1,097,361	101,231,552
Pfizer, Inc.	2,901,520	76,687,174
Roche Holding AG, NVS	184,851	61,560,989
Sanofi SA	574,299	62,746,323
Structure Therapeutics, Inc., ADR(a)(b)	187,318	4,448,802
Teva Pharmaceutical Industries Ltd., ADR(a)	2,503,785	41,212,301
UCB SA	111,585	21,085,038

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	252,070	$ 2,664,380
Zoetis, Inc., Class A	532,202	89,005,462
		1,686,060,687
Total Common Stocks — 97.8% (Cost: $4,169,491,854)		7,308,119,759

		Par (000)
Corporate Bonds
Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., 8.00%, 07/29/25 (Acquired 07/24/24, cost $541,367)(a)(c)(d)	USD	541	757,914
Total Corporate Bonds — 0.0% (Cost: $541,367)			757,914
Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)		3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,152,089
Total Other Interests — 0.0% (Cost: $0)			1,152,123

	Shares
Preferred Securities
Preferred Stocks — 0.7%
Biotechnology — 0.5%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	6,853,839
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	1,845,416
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	4,794,923
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)	3,518,800	1,372,332
Kartos Therapeutics, Inc.
Series C, (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	6,983,625
Series D, (Acquired 02/19/25, cost $1,919,018)(a)(d)	339,469	1,921,395
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	10,308,488
		34,080,018
Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)	1,908,330	95,417
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)	1,700	3,792
		99,209
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	6,341,752
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	5,493,736
Security	Shares	Value
Software — 0.0%
Carbon Health Technologies, Inc.
Series D2, (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	$ 233,870
Series D2, (Acquired 02/27/24, cost $1,209,000)(a)(c)(d)	1,209	716,151
		950,021
Total Preferred Securities — 0.7% (Cost: $94,708,092)		46,964,736
Rights
Biotechnology — 0.0%
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	169,098
		169,102
Health Care Equipment & Supplies — 0.0%
ABIOMED INC, CVR(a)(c)	243,643	523,832
Total Rights — 0.0% (Cost: $ —)		692,934
Warrants(a)
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued 09/15/20/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 0.00)	88,432	186
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	17,049
Total Warrants — 0.0% (Cost: $306,235)		17,235
Total Long-Term Investments — 98.5% (Cost: $4,265,047,548)		7,357,704,701
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(f)(g)(h)	106,691,436	106,744,782
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(f)(g)	114,651,221	114,651,221
Total Short-Term Securities — 2.9% (Cost: $221,393,120)		221,396,003
Total Investments — 101.4% (Cost: $4,486,440,668)		7,579,100,704
Liabilities in Excess of Other Assets — (1.4)%		(107,767,739)
Net Assets — 100.0%		$ 7,471,332,965

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $48,874,773, representing 0.7% of its net assets as of period end, and an original cost of $95,249,459.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Health Sciences Opportunities Portfolio
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 77,919,089	$ 28,797,279 (a)	$ —	$ 25,531	$ 2,883	$ 106,744,782	106,691,436	$ 268,330 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	90,612,409	24,038,812 (a)	—	—	—	114,651,221	114,651,221	5,236,138	—
				$ 25,531	$ 2,883	$ 221,396,003		$ 5,504,468	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,890,250,873	$ 10,405,445	$ —	$ 1,900,656,318
Financial Services	9,400,401	—	—	9,400,401
Health Care Equipment & Supplies	2,345,140,824	—	—	2,345,140,824
Health Care Providers & Services	731,882,051	—	—	731,882,051
Life Sciences Tools & Services	634,979,478	—	—	634,979,478
Pharmaceuticals	1,473,552,566	212,508,121	—	1,686,060,687
Corporate Bonds	—	—	757,914	757,914

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Other Interests	$ —	$ —	$ 1,152,123	$ 1,152,123
Preferred Securities	—	1,921,395	45,043,341	46,964,736
Rights	—	—	692,934	692,934
Warrants
Health Care Providers & Services	—	186	—	186
Pharmaceuticals	17,049	—	—	17,049
Short-Term Securities
Money Market Funds	221,396,003	—	—	221,396,003
	$ 7,306,619,245	$ 224,835,147	$ 47,646,312	$ 7,579,100,704

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NVS	Non-Voting Shares